Installment Loans	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Installment Loans
7. Installment Loans
The composition of installment loans by domicile and type of borrower at March 31, 2021 and 2022 is as follows:

	Millions of yen
	2021	2022
Borrowers in Japan:
Consumer—
Real estate loans	¥1,995,031	¥2,007,570
Card loans	188,547	173,687
Other	27,698	27,770

	2,211,276	2,209,027

Corporate—
Real estate companies	279,046	278,607
Non-recourse loans	47,956	74,085
Commercial, industrial and other companies	203,890	168,607

	530,892	521,299

	Millions of yen
	2021	2022
Borrowers in overseas:
Consumer—
Real estate loans	75,890	105,860
Other	26,192	30,136

	102,082	135,996

Corporate—
Real estate companies	197,074	273,789
Non-recourse loans	113,129	80,918
Commercial, industrial companies and other	503,980	627,828

	814,183	982,535

Purchased loans*	12,351	13,747

	¥3,670,784	¥3,862,604

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.
At March 31, 2022, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2023	¥577,336
2024	321,132
2025	346,923
2026	222,291
2027	209,707
Thereafter	2,171,468

Total	¥3,848,857

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥166,966 million, ¥169,401 million and ¥174,485 million for fiscal 2020, 2021 and 2022, respectively.
Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period. Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2021 and 2022 were ¥72,658 million and ¥155,680 million, respectively. There were ¥63,272 million and ¥151,601 million of loans held for sale as of March 31, 2021 and 2022, respectively, measured at fair value by electing the fair value option.
Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance
by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥12,351 million and ¥13,747 million as of March 31, 2021 and 2022, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2021 and 2022 were ¥2,704 million and ¥4,926 million, respectively.
When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value.
Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2020 are as follows:

Millions of yen
2020
Beginning balance	¥3,186
Provision (Reversal)	(24)
Charge-offs	(1,789)
Recoveries	77
Other*	8

Ending balance	¥1,458

*	Other includes foreign currency translation adjustments.
For further information about allowance for credit losses for fiscal 2021 and 2022, see Note 9 of “Credit Quality of Financial Assets and the Allowance for Credit Losses”.